Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities	The Company has various operating leases for vehicles that expire through 2027. Below is a summary of the Company’s operating right-of-use assets and operating lease liabilities as of June 30, 2024:
	June 30, 2024	December 31, 2023
Operating lease liabilities, current	298	290
Operating lease liabilities long-term	455	588
Total operating lease liabilities	753	878

Weighted Average of Remaining Lease Term	2.93	3.33
Weighted-average discount rate - operating leases	9.34%	9.6%

Schedule of Right-of-Use Assets Over the Remaining Lease	Lease payments for the Company’s right-of-use assets over the remaining lease periods as of June 30, 2024, are as follows:
June 30, 2024
2024	176
2025	302
2026	232
2027	143
Total undiscounted lease payment	853
Less: Interest*	(100)
Present value of lease liabilities	753
*	Future lease payments were discounted by 7.98%-15.04% interest rate.